Segmentation of key figures - Net sales by region (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Net sales to third parties	$ 50,545	$ 51,626	$ 48,659
Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	(2.00%)	6.00%
Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 18,467	$ 20,197	18,715
Europe [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	(9.00%)	8.00%
US
Disclosure of operating segments [line items]
Net sales to third parties	$ 17,653	$ 16,818	16,484
US | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%	2.00%
Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 10,542	$ 10,966	10,219
Asia/Africa/Australasia [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	(4.00%)	7.00%
Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,883	$ 3,645	3,241
Canada and Latin America [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%	12.00%
Established Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 37,008	$ 38,314	36,732
Established Markets [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	(3.00%)	4.00%
Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 13,537	$ 13,312	11,927
Emerging Growth Markets [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	2.00%	12.00%
Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties	$ 41,296	$ 41,995	39,013
Innovative Medicines | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	(2.00%)	8.00%
Innovative Medicines | Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 13,554	$ 14,919	13,484
Innovative Medicines | Europe [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	(9.00%)	11.00%
Innovative Medicines | US
Disclosure of operating segments [line items]
Net sales to third parties	$ 15,899	$ 14,999	14,342
Innovative Medicines | US | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%	5.00%
Innovative Medicines | Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 8,929	$ 9,304	8,718
Innovative Medicines | Asia/Africa/Australasia [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	(4.00%)	7.00%
Innovative Medicines | Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,914	$ 2,773	2,469
Innovative Medicines | Canada and Latin America [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%	12.00%
Innovative Medicines | Established Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 30,548	$ 31,459	29,643
Innovative Medicines | Established Markets [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	(3.00%)	6.00%
Innovative Medicines | Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 10,748	$ 10,536	9,370
Innovative Medicines | Emerging Growth Markets [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	2.00%	12.00%
Sandoz
Disclosure of operating segments [line items]
Net sales to third parties	$ 9,249	$ 9,631	9,646
Net sales, change in %	(4.00%)	0.00%
Sandoz | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	(4.00%)	0.00%
Sandoz | Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 4,913	$ 5,278	5,231
Sandoz | Europe [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	(7.00%)	1.00%
Sandoz | US
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,754	$ 1,819	2,142
Sandoz | US | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	(4.00%)	(15.00%)
Sandoz | Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,613	$ 1,662	1,501
Sandoz | Asia/Africa/Australasia [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	(3.00%)	11.00%
Sandoz | Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 969	$ 872	772
Sandoz | Canada and Latin America [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	11.00%	13.00%
Sandoz | Established Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 6,460	$ 6,855	7,089
Sandoz | Established Markets [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	(6.00%)	(3.00%)
Sandoz | Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,789	$ 2,776	$ 2,557
Sandoz | Emerging Growth Markets [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	0.00%	9.00%
Operating segments [member] | Innovative Medicines
Disclosure of operating segments [line items]
Net sales, change in %	(2.00%)	8.00%